Share-based compensation - RSUs Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation
Total fair values of RSU vested and recognized as expenses	$ 3,794	$ 11,965	$ 6,142
Service-based RSUs
Share-based compensation
Beginning of the year	227,577	634,505	463,546
Granted	301,850	716,265	1,180,295
Vested	(414,314)	(1,049,007)	(962,606)
Forfeited/expired	(4,650)	(74,186)	(46,730)
End of the year	110,463	227,577	634,505
Expected to vest at end of the year	92,900	209,878	620,245
Beginning of the year	$ 17.65	$ 8.11	$ 5.52
Granted	5.62	15.73	7.83
Vested	8.78	11.32	6.55
Forfeited/expired	12.53	12.73	7.26
End of the year	18.26	17.65	8.11
Expected to vest at end of the year	$ 17.91	$ 19.07	$ 8.83
Restricted Stock Units (RSUs)
Share-based compensation
Dividend yield	0.00%
Restricted Stock Units (RSUs) | Minimum
Share-based compensation
Volatility rate	37.36%
Risk-free interest rate	0.10%
Restricted Stock Units (RSUs) | Maximum
Share-based compensation
Volatility rate	62.89%
Risk-free interest rate	1.67%
Restricted Stock Units (RSUs) | Employees
Share-based compensation
Expected future forfeiture rate	1.00%	1.00%	1.00%
Restricted Stock Units (RSUs) | Non-employees
Share-based compensation
Expected future forfeiture rate	0.00%	0.00%	0.00%